Reconciliation of the Anticipated Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision at statutory tax rate									$ 4,628	$ 5,519	$ 2,194
Bank-owned life insurance									(209)	(194)	(210)
Tax-exempt income									(326)	(195)	(52)
Compensation and employee benefit plans									175	164	183
Nondeductible expenses									10	9	9
Expired Capital Loss Carryforward									0	0	278
Tax credits									(56)	(56)	(56)
Change in valuation allowance									0	0	(300)
State taxes, net of federal tax benefit									142	101	3
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Amount									3,969	0	0
Other									36	(424)	55
Total income tax provision	$ 4,991	$ 1,307	$ 1,285	$ 786	$ 2,547	$ 767	$ 852	$ 758	$ 8,369	$ 4,924	$ 2,104
Effective tax rate									61.50%	30.30%	32.60%